United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08403

                   AllianceBernstein Institutional Funds, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004





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ITEM 1. REPORTS TO STOCKHOLDERS.



[LOGO] AllianceBernstein(SM)
Investment Research and Management


AllianceBernstein Institutional Funds


                       Semi-Annual Report--April 30, 2004

    Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================


The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 21, 2004
Semi-Annual Report
This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Institutional Funds for the semi-annual reporting period ended April 30, 2004.

Alliance Premier Growth Institutional Fund
Investment Objectives and Policies
AllianceBernstein Premier Growth Institutional Fund (the "Fund") is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 to 60 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.

Investment Results
The following table provides the performance results for the Fund and its benchmark, the Russell 1000 Growth Index, which measures the performance of large-cap U.S. stocks, for the six- and 12-month periods ended April 30, 2004. Also included are the returns for the Standard & Poor's (S&P) 500 Stock Index, a common measure of the performance of the overall U.S. stock market, for the corresponding periods.

   INVESTMENT RESULTS*
   Periods Ended April 30, 2004

                                                      ==========================
                                                               Returns
                                                      ==========================
                                                      6 Months         12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Premier Growth
   Institutional Fund
     Class I                                            1.12%            14.27%
--------------------------------------------------------------------------------
     Class II                                           1.03%            13.90%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                          6.27%            22.87%
--------------------------------------------------------------------------------
   Russell 1000
   Growth Index                                         4.14%            21.65%
--------------------------------------------------------------------------------
 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 0.90% for Class I and 1.20% for Class II. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would


--------------------------------------------------------------------------------
                                       AllianceBernstein Institutional Funds o 1
    have been lower than that shown above. Past performance is no guarantee of future results.

    The unmanaged Russell 1000 Growth Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with a greater-than-average growth orientation. The unmanaged Russell 1000 Index is comprised of 1000 of the largest capitalized companies that are traded in the United States. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Premier Growth Institutional Fund.

     Additional investment results appear on pages 8-9.


For the six-month period ended April 30, 2004, the Fund's performance was positive, but lagged behind its benchmark, the Russell 1000 Growth Index. The Fund's emphasis on large capitalization stocks led to unfavorable stock selection as the smaller capitalization stocks in the Russell 1000 Growth Index outperformed the larger capitalization stocks significantly. Partially offsetting this underperformance was a positive contribution from good stock selection in the consumer discretionary sector. Additionally, the Fund benefited from an overweight position in technology stocks and an underweight position in the health care sector.

For the 12-month period ended April 30, 2004, the Fund also generated positive performance, yet underperformed the Russell 1000 Growth Index. Relative underperformance was mainly due to the Fund's large capitalization bias as the smaller capitalization stocks in the Russell 1000 Growth Index outperformed the larger capitalization stocks in the Russell 1000 Growth Index by a very large margin. Below par stock selection in the consumer discretionary sector and, to a lesser extent, in the health care and technology sectors detracted from performance. Good stock selection in the financial sector and an underweight position in health care, specifically pharmaceuticals, contributed positively to performance.

Market Review and Investment Strategy
For the 12-month period ended April 30, 2004, the broad large capitalization U.S. equity market, as measured by the S&P 500 Stock Index, was up 22.87%, but was losing momentum, down 3.1% for March and April. For corporations, the news could hardly be better. With almost all of the S&P 500 Stock Index companies having reported first quarter earnings, 76% beat consensus expectations, and earnings were up 26% on average year-over-year. But lately, the strong earnings have not lifted stock prices as investors have been preoccupied with the prospect of higher inflation and interest rates as well as the instability of the situation in Iraq.

Our strategy during the period was to maintain the Fund's commitment to a portfolio of superior sustainable-growth companies. We continued to focus on the factors that have proved trustworthy in determining a com-


--------------------------------------------------------------------------------
2 o AllianceBernstein Institutional Funds


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pany's ability to sustain exceptional growth over the long-term, such as talented and experienced management, strong cash flow, a solid balance sheet and large expenditures for research and development. Moreover, because of the speculative nature of the 2003 rally, the valuations of the highest-quality stocks are now very attractive relative to their lower-quality counterparts.

As stock prices have retreated, we have been gradually increasing the aggressiveness of the Fund by trimming some financial and industrial holdings and re-deploying the proceeds into faster-growing technology, telecommunications-hardware and online-retail stocks. We continue to focus on companies that offer unique product positioning and appear capable of generating strong revenue growth, as well as those companies with management teams that use their capital to fortify shareholder value.

AllianceBernstein Small Cap Growth Institutional Fund
Investment Objectives and Policies
AllianceBernstein Small Cap Growth Institutional Fund (the "Fund") is an open-end fund that seeks growth of capital by pursuing aggressive investment policies. The Fund invests in a diversified portfolio of equity securities that offer the possibility of above-average earnings growth. The Fund emphasizes investment in small-capitalization companies in the U.S. and may also pursue investment opportunities outside the U.S.

Investment Results
The following table provides performance results for the Fund and its benchmark, the Russell 2000 Growth Index, in addition to the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended April 30, 2004.


   INVESTMENT RESULTS*
   Periods Ended April 30, 2004

                                                      ==========================
                                                               Returns
                                                      ==========================
                                                      6 Months         12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Small Cap Growth
   Institutional Fund
     Class I                                            5.33%          39.51%
--------------------------------------------------------------------------------
     Class II                                           5.32%          39.35%
--------------------------------------------------------------------------------
   Russell 2000
   Growth Index                                         4.01%          41.57%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                          6.27%          22.87%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. During the reporting period, the Advisor waived a portion of its advisory fee or reimbursed the Fund for a portion of its expenses to the extent necessary to limit the Fund's expenses to 1.20% for Class I and 1.50% for Class II. This waiver extends through the Fund's current fiscal year and may be extended by the Advisor for additional one-year terms. Without the waiver, the Fund's expenses would have been higher and its performance would have been lower than that shown above. Past performance is no guarantee of future results.

     Neither the unmanaged Russell 2000 Growth Index nor the


--------------------------------------------------------------------------------
                                       AllianceBernstein Institutional Funds o 3
   unmanaged S&P 500 Stock Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with a greater-than-average growth orientation. The unmanaged Russell 2000 Index is a capitalization-weighted index that includes 2,000 of the smallest stocks, representing approximately 10% of the U.S. equity market. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Small Cap Growth Institutional Fund.

     Additional investment results appear on pages 11-12.


The Fund's Class I shares gained 5.33% during the six-month period ended April 30, 2004, outperforming the Fund's benchmark, the Russell 2000 Growth Index, which gained 4.01% during the same period. The Fund's outperformance during the reporting period was driven by strong stock selection in the consumer/commercial services, financial services, and industrial sectors which more than offset disappointing stock selection in the health care, technology and energy sectors. The Fund's sector allocations, which benefited from overweighted positions in the relatively strong performing energy, industrial and consumer/commercial services sectors, also contributed to its outperformance during the period under review.

For the 12-month period ended April 30, 2004, the Fund's Class I shares posted a strong absolute return of 39.51% but failed to keep pace with the Russell 2000 Growth Index, which gained 41.57% over the same time frame. The Fund's relative returns versus the the Russell 2000 Growth Index were hurt by disappointing stock selection in the technology, health care and energy sectors during the period. Strong stock selection in the consumer/commercial services and financial services sectors provided only a partial offset. Sector allocations were modestly positive, while cash holdings, even managed to only modest levels throughout the period, negatively impacted relative performance given the period's exceptionally strong absolute gains.

Market Review and Investment Strategy
Small-cap growth stocks, as represented by the Russell 2000 Growth Index, advanced 4.01% during the six-month period ended April 30, 2004. Gains were driven by strong earnings growth, as the benefit of an improving economy continued to favorably impact corporate profits. Multiple compression provided a modest offset, as forward price-to-earnings (P/E) ratios declined slightly during the six-month period. This stands in stark contrast to the experience of the prior six- and 12-month periods when returns benefited significantly from an expansion in valuation. Against such a backdrop, slower-growing, more value-oriented securities were the reporting period's strongest performers. Conversely, technology stocks, standouts for much of 2003, were significant laggards and


--------------------------------------------------------------------------------
4 o AllianceBernstein Institutional Funds were the only sector to decline during the period under review. The health care sector, with a gain of more than 15%, was the strongest performing sector.

For the 12-month period ended April 30, 2004, small-cap growth stocks gained 41.57%, significantly outperforming the more widely followed S&P 500 Stock Index and Dow Jones Industrial Average which each advanced more than 20% over the same time frame. The outsized gains, achieved largely during the first half of the 12-month period, were driven by many of the smaller, more speculative stocks within the Russell 2000 Growth Index. Although health care and energy were the two strongest performing sectors, with returns in excess of 50% each, all sectors posted solid double digit gains.

AllianceBernstein Real Estate Investment Institutional Fund
Investment Objectives and Policies
AllianceBernstein Real Estate Investment Institutional Fund (the "Fund") is an open-end fund that seeks a total return on its assets from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

Investment Results
The following table provides performance results for the Fund and its benchmarks, the National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the Standard & Poor's (S&P) 500 Stock Index, for the six- and 12-month periods ended April 30, 2004.

   INVESTMENT RESULTS*
   Periods Ended April 30, 2004

                                                      ==========================
                                                               Returns
                                                      ==========================
                                                      6 Months         12 Months
--------------------------------------------------------------------------------
   AllianceBernstein
   Institutional
   Real Estate
   Investment Fund
     Class I                                           4.84%            26.68%
--------------------------------------------------------------------------------
     Class II                                          4.71%            26.38%
--------------------------------------------------------------------------------
   S&P 500
   Stock Index                                         6.27%            22.87%
--------------------------------------------------------------------------------
   NAREIT Equity
   Index                                               3.35%            24.85%
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Past performance is no guarantee of future results.

    The unmanaged National Association of Real Estate Investment Trusts (NAREIT) Equity Index and the unmanaged Standard & Poor's (S&P) 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The NAREIT Equity Index is a market value-weighted index based upon the last closing price of the month for tax-qualified real estate investment trusts (REITs) listed on the NYSE, AMEX and the NASDAQ. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. Investors cannot


--------------------------------------------------------------------------------
                                       AllianceBernstein Institutional Funds o 5
   invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Real Estate Investment Institutional Fund.

   Additional investment results appear on pages 14-15.


For the six- and 12-month periods ended April 30, 2004, the Fund outperformed the real estate benchmark. Sector and security selection both contributed to this strong relative performance. During the recent six-month period, hotels were the strongest performing group within the NAREIT Equity Index and apartments were the weakest. The Fund had above-benchmark exposure to hotels and was below the benchmark in exposure to apartments. In addition, the Fund's hotel and apartment holdings outperformed their peers. For the 12-month period under review, hotels and regional malls experienced the strongest performance. The Fund was overweighted in both of these groups.

Additionally, the Fund outperformed the S&P 500 Stock Index for the 12-month period ended April 30, 2004, although results lagged this index during the six-month period under review. The Fund's underperformance in the recent period all occurred during a sharp sell-off of REITs in the month of April. This decline followed a stronger-than-expected employment report, which led to a sharp rise in interest rates. The Fund performed slightly better than the REIT market during this month.

Market Review and Investment Strategy
After four years of almost uninterrupted gains, the REIT market declined precipitously in April. This decline was triggered by a stronger than expected employment report at the beginning of the month. This report underscored the gathering strength in the economic environment and led to a rapid rise in interest rates. Although REITs have historically experienced little correlation to changes in interest rates, their strong performance over the preceding months left them at the high end of their historic valuation range and, hence, vulnerable to a downward revaluation.

In anticipation of this strengthening of the economy (and in response to differential price movements) we shifted the Fund's portfolio to be more economically sensitive. We increased the Fund's exposure to hotel and office companies at the expense of retail and industrial REITs.


--------------------------------------------------------------------------------
6 o AllianceBernstein Institutional Funds


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PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES

Class I Shares
1/7/98
Class II Shares
1/7/98

PORTFOLIO STATISTICS
Net Assets ($mil): $67.9


SECTOR BREAKDOWN*
 40.2% Technology
 21.1% Health Care
 17.8% Finance
 14.8% Consumer Service
 3.4% Capital Goods
 2.7% Consumer Staples


* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                       AllianceBernstein Institutional Funds o 7

PREMIER GROWTH INSTITUTIONAL FUND
INVESTMENT RESULTS



CLASS I SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------

                     1 Year                                  14.27%
                    5 Years                                  -8.54%
            Since Inception*                                  0.75%

CLASS I SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  27.53%
                    5 Years                                  -8.33%
            Since Inception*                                  1.22%

CLASS I SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT MONTH-END (MAY 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  15.09%
                    5 Years                                  -7.18%
            Since Inception*                                  1.31%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com. Returns are for Class I shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 1/7/98.


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8 o AllianceBernstein Institutional Funds


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PREMIER GROWTH INSTITUTIONAL FUND
INVESTMENT RESULTS


CLASS II SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------

                     1 Year                                  13.90%
                    5 Years                                  -8.84%
            Since Inception*                                  0.41%

CLASS II SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  27.06%
                    5 Years                                  -8.64%
            Since Inception*                                  0.88%

CLASS II SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT MONTH-END (MAY 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  14.64%
                    5 Years                                  -7.51%
            Since Inception*                                  0.94%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com. Returns are for Class II shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Class II shares reflect a .30% sales charge. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund concentrates its investments in a limited number of issues and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 1/7/98.


--------------------------------------------------------------------------------
                                       AllianceBernstein Institutional Funds o 9

SMALL CAP GROWTH INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES

Class I Shares
3/17/98
Class II Shares
3/17/98


PORTFOLIO STATISTICS
Net Assets ($mil): $224.3


SECTOR BREAKDOWN*
  27.6% Technology
  22.2% Consumer Services
  18.4% Health Care
   7.7% Capital Goods
   7.2% Finance
   5.7% Energy
   4.5% Transportation
   1.9% Basic Industry
   1.4% Consumer Staples
   1.2% Consumer Manufacturing

   2.2% Short-Term




* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


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10 o AllianceBernstein Institutional Funds


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SMALL CAP GROWTH INSTITUTIONAL FUND
INVESTMENT RESULTS



CLASS I SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------

                     1 Year                                  39.51%
                    5 Years                                   2.91%
            Since Inception*                                 -0.58%

CLASS I SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  60.46%
                    5 Years                                   5.67%
            Since Inception*                                  0.33%

CLASS I SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT MONTH-END (MAY 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  30.68%
                    5 Years                                   3.10%
            Since Inception*                                 -0.29%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com. Returns are for Class I shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets or financial resources. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/17/98.


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                                      AllianceBernstein Institutional Funds o 11

SMALL CAP GROWTH INSTITUTIONAL FUND
INVESTMENT RESULTS


CLASS II SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------

                     1 Year                                  39.35%
                    5 Years                                   2.46%
            Since Inception*                                 -0.98%

CLASS II SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  60.12%
                    5 Years                                   5.21%
            Since Inception*                                 -0.10%

CLASS II SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT MONTH-END (MAY 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  30.23%
                    5 Years                                   2.62%
            Since Inception*                                 -0.72%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com. Returns are for Class II shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Class II shares reflect a .30% sales charge. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets or financial resources. The Fund can invest in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 3/17/98.


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12 o AllianceBernstein Institutional Funds

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO SUMMARY
April 30, 2004 (unaudited)


INCEPTION DATES

Class I Shares
12/9/97
Class II Shares
12/9/97

PORTFOLIO STATISTICS
Net Assets ($mil): $439.1


SECTOR BREAKDOWN*
   20.1% Office
   18.8% Regional Malls
   14.0% Apartments
   12.2% Shopping Centers
   10.8% Warehouse & Industrial
    8.5% Diversified & Others
    8.3% Lodging
    3.3% Office--Industrial Mix
    2.1% Storage
    0.6% Health Care

    1.3% Short-Term


* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 13

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
INVESTMENT RESULTS



CLASS I SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------

                    1 Year                                   26.68%
                    5 Years                                  10.89%
            Since Inception*                                  5.74%

CLASS I SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  53.81%
                    5 Years                                  16.56%
            Since Inception*                                  8.46%

CLASS I SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT MONTH-END (MAY 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  29.25%
                    5 Years                                  11.80%
            Since Inception*                                  6.84%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com. Returns are for Class I shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. Investment in a fund that invests in a single sector, such as real estate, is more risky than a more diversified fund. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 12/9/97.


--------------------------------------------------------------------------------
14 o AllianceBernstein Institutional Funds

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
INVESTMENT RESULTS


CLASS II SHARE AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004
--------------------------------------------------------------------------------

                     1 Year                                  26.38%
                    5 Years                                  10.63%
            Since Inception*                                  5.43%

CLASS II SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  53.68%
                    5 Years                                  16.32%
            Since Inception*                                  8.18%

CLASS II SHARE AVERAGE ANNUAL RETURNS
AS OF THE MOST RECENT MONTH-END (MAY 31, 2004)
--------------------------------------------------------------------------------

                     1 Year                                  29.08%
                    5 Years                                  11.55%
            Since Inception*                                  6.53%

The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com. Returns are for Class II shares and are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. Class II shares reflect a .30% sales charge. Performance assumes reinvestment of distributions and does not account for taxes.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, call your financial advisor or Alliance at (800) 227-4618. Please read the prospectus carefully before you invest.

A Word About Risk: While the Fund invests principally in the equity securities of real estate investment trusts, in order to achieve its investment objectives, the Fund may invest up to 20% of its total assets in mortgage-backed securities, which involve risks described in the prospectus. An investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general, including declines in the value of real estate, general and local economic conditions and interest rates. Investment in a fund that invests in a single sector, such as real estate, is more risky than a more diversified fund. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the prospectus.


*  Inception Date: 12/9/97.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 15

PREMIER GROWTH INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2004 (unaudited)


                                                                  Percent of
Company                                         Value             Net Assets
--------------------------------------------------------------------------------
Dell, Inc.                               $  3,193,320                 4.7%
--------------------------------------------------------------------------------
Intel Corp.                                 2,899,771                 4.3
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                           2,884,124                 4.2
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                    2,705,120                 4.0
--------------------------------------------------------------------------------
American International Group, Inc.          2,686,875                 4.0
--------------------------------------------------------------------------------
Pfizer, Inc.                                2,617,632                 3.8
--------------------------------------------------------------------------------
Yahoo!, Inc.                                2,583,552                 3.8
--------------------------------------------------------------------------------
eBay, Inc.                                  2,490,384                 3.7
--------------------------------------------------------------------------------
General Electric Co.                        2,201,325                 3.2
--------------------------------------------------------------------------------
Cisco Systems, Inc.                         2,172,567                 3.2
--------------------------------------------------------------------------------
                                         $ 26,434,670                38.9%


--------------------------------------------------------------------------------
16 o AllianceBernstein Institutional Funds

SMALL CAP GROWTH INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2004 (unaudited)


                                                                  Percent of
Company                                         Value             Net Assets
--------------------------------------------------------------------------------
Amphenol Corp. Cl.A                      $  3,663,599                 1.7%
--------------------------------------------------------------------------------
ScanSource, Inc.                            3,659,540                 1.6
--------------------------------------------------------------------------------
Cumulus Media, Inc. Cl.A                    3,653,276                 1.6
--------------------------------------------------------------------------------
INAMED Corp.                                3,459,792                 1.5
--------------------------------------------------------------------------------
Resources Connection, Inc.                  3,414,257                 1.5
--------------------------------------------------------------------------------
Alliance Data Systems Corp.                 3,320,535                 1.5
--------------------------------------------------------------------------------
Dycom Industries, Inc.                      3,308,274                 1.5
--------------------------------------------------------------------------------
Martek Biosciences Corp.                    3,237,990                 1.4
--------------------------------------------------------------------------------
MICROS Systems, Inc.                        3,136,705                 1.4
--------------------------------------------------------------------------------
Kronos, Inc.                                3,104,448                 1.4
--------------------------------------------------------------------------------
                                         $ 33,958,416                15.1%


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 17

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
TEN LARGEST HOLDINGS
April 30, 2004 (unaudited)


                                                                   Percent of
Company                                         Value              Net Assets
--------------------------------------------------------------------------------
Simon Property Group, Inc.              $  27,021,705                 6.2%
--------------------------------------------------------------------------------
ProLogis Trust                             26,948,720                 6.1
--------------------------------------------------------------------------------
General Growth Properties, Inc.            24,754,141                 5.6
--------------------------------------------------------------------------------
Equity Residential Properties Trust        20,257,242                 4.6
--------------------------------------------------------------------------------
Developers Diversified Realty Corp.        19,535,375                 4.5
--------------------------------------------------------------------------------
Host Marriott Corp.                        18,299,820                 4.2
--------------------------------------------------------------------------------
Rouse Co.                                  16,445,340                 3.8
--------------------------------------------------------------------------------
Vornado Realty Trust                       16,381,115                 3.7
--------------------------------------------------------------------------------
Equity Office Properties Trust             14,626,287                 3.3
--------------------------------------------------------------------------------
Duke Realty Corp.                          14,495,436                 3.3
--------------------------------------------------------------------------------
                                        $ 198,765,181                45.3%


--------------------------------------------------------------------------------
18 o AllianceBernstein Institutional Funds

PREMIER GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)


Company                                                  Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.7%

Technology-39.7%
Communications Equipment-6.9%
Cisco Systems, Inc.(a) ...........................        104,100    $ 2,172,567
Corning, Inc.(a) .................................         56,800        626,504
Juniper Networks, Inc.(a) ........................         53,700      1,174,956
Motorola, Inc. ...................................         39,000        711,750
                                                                     -----------
                                                                       4,685,777
                                                                     -----------
Computer Hardware/Storage-6.2%
Dell, Inc.(a) ....................................         92,000      3,193,320
EMC Corp.(a) .....................................         89,900      1,003,284
                                                                     -----------
                                                                       4,196,604
                                                                     -----------
Computer Software-9.1%
Electronic Arts, Inc.(a) .........................         42,600      2,156,412
Intuit, Inc.(a) ..................................         22,600        959,822
Microsoft Corp. ..................................         76,100      1,976,317
Symantec Corp.(a) ................................         24,300      1,094,715
                                                                     -----------
                                                                       6,187,266
                                                                     -----------
Internet Infrastructure-3.7%
eBay, Inc.(a) ....................................         31,200      2,490,384
                                                                     -----------
Internet Media-3.8%
Yahoo!, Inc.(a) ..................................         51,200      2,583,552
                                                                     -----------
Semi-Conductor Capital Equipment-1.0%
Applied Materials, Inc.(a) .......................         39,500        720,085
                                                                     -----------
Semi-Conductor Components-9.0%
Broadcom Corp. Cl.A(a) ...........................         29,300      1,106,368
Intel Corp. ......................................        112,700      2,899,771
Marvell Technology Group, Ltd. (Bermuda)(a)  .....         12,200        472,506
Maxim Integrated Products, Inc. ..................         15,100        694,449
Taiwan Semiconductor Manufacturing Co., Ltd.
   (ADR) (Taiwan) (a) ............................         86,700        826,251
Texas Instruments, Inc. ..........................          4,700        117,970
                                                                     -----------
                                                                       6,117,315
                                                                     -----------
                                                                      26,980,983
                                                                     -----------
Health Care-20.9%
Biotechnology-3.5%
Amgen, Inc.(a) ...................................         29,300      1,648,711
Cephalon, Inc.(a) ................................          8,600        489,426
Gilead Sciences, Inc.(a) .........................          4,500        273,735
                                                                     -----------
                                                                       2,411,872
                                                                     -----------


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 19

Company                                                Shares           Value
--------------------------------------------------------------------------------

Drugs-7.3%
Forest Laboratories, Inc.(a) ...................          18,800     $ 1,212,224
Pfizer, Inc. ...................................          73,200       2,617,632
Teva Pharmaceutical Industries, Ltd.
  (ADR) (Israel) .................................        17,900       1,101,924
                                                                     -----------
                                                                       4,931,780
                                                                     -----------
Medical Products-3.8%
Alcon, Inc. (Switzerland) ......................           9,000         668,250
Boston Scientific Corp.(a) .....................          10,700         440,733
St. Jude Medical, Inc.(a) ......................          13,500       1,029,510
Zimmer Holdings, Inc.(a) .......................           5,700         455,145
                                                                     -----------
                                                                       2,593,638
                                                                     -----------
Medical Services-6.3%
UnitedHealth Group, Inc. .......................          44,000       2,705,120
WellPoint Health Networks, Inc.(a) .............          13,800       1,541,322
                                                                     -----------
                                                                       4,246,442
                                                                     -----------
                                                                      14,183,732
                                                                     -----------
Finance-17.5%
Banking - Money Center-1.9%
J.P. Morgan Chase & Co. ........................          34,000       1,278,400
                                                                     -----------
Brokerage & Money Management-4.1%
Franklin Resources, Inc. .......................           5,600         307,048
Lehman Brothers Holdings, Inc. .................          11,000         807,400
Merrill Lynch & Co., Inc. ......................          23,900       1,296,097
Morgan Stanley .................................           6,500         334,035
                                                                     -----------
                                                                       2,744,580
                                                                     -----------
Insurance-6.6%
American International Group, Inc. .............          37,500       2,686,875
The Progressive Corp. ..........................          20,816       1,821,816
                                                                     -----------
                                                                       4,508,691
                                                                     -----------
Miscellaneous-4.9%
Citigroup, Inc. ................................          34,700       1,668,723
MBNA Corp. .....................................          69,000       1,682,220
                                                                     -----------
                                                                       3,350,943
                                                                     -----------
                                                                      11,882,614
                                                                     -----------
Consumer Services-14.6%
Broadcasting & Cable-4.0%
The E.W. Scripps Co. Cl.A ......................           9,800       1,034,390
Univision Communications, Inc. Cl.A(a) .........          15,620         528,737
Viacom, Inc. Cl.B ..............................          29,711       1,148,330
                                                                     -----------
                                                                       2,711,457
                                                                     -----------
Entertainment & Leisure-0.8%
Carnival Corp. (Panama) ........................          13,100         558,977
                                                                     -----------
Printing & Publishing-0.2%
Gannett Co., Inc. ..............................           1,900         164,692
                                                                     -----------


--------------------------------------------------------------------------------
20 o AllianceBernstein Institutional Funds

Company                                               Shares             Value
--------------------------------------------------------------------------------

Retail - General Merchandise-9.6%
Bed Bath & Beyond, Inc.(a) .................            41,400       $ 1,536,768
Lowe's Cos., Inc. ..........................            55,400         2,884,124
Target Corp. ...............................            16,700           724,279
Wal-Mart Stores, Inc. ......................            23,700         1,350,900
                                                                     -----------
                                                                       6,496,071
                                                                     -----------
                                                                       9,931,197
                                                                     -----------
Capital Goods-3.4%
Miscellaneous-3.4%
General Electric Co. .......................            73,500         2,201,325
United Technologies Corp. ..................             1,100            94,886
                                                                     -----------
                                                                       2,296,211
                                                                     -----------
Consumer Staples-2.6%
Beverages-0.5%
The Coca-Cola Co. ..........................             7,200           364,104
                                                                     -----------
Cosmetics-1.6%
Avon Products, Inc. ........................            12,500         1,050,000
                                                                     -----------
Household Products-0.5%
The Procter & Gamble Co. ...................             3,400           359,550
                                                                     -----------
                                                                       1,773,654
                                                                     -----------
Total Investments-98.7%
   (cost $54,673,993) ......................                          67,048,391
Other assets less liabilities-1.3% .........                             855,998
                                                                     -----------
Net Assets-100% ............................                         $67,904,389
                                                                     -----------


(a) Non-income producing security.
Glossary:
ADR - American Depositary Receipt
See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 21

SMALL CAP GROWTH INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)


Company                                                Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.7%

Technology-27.9%
Communications Equipment-0.8%
Inet Technologies, Inc.(a) .....................         182,600     $ 1,798,610
                                                                     -----------
Computer Hardware/Storage-1.2%
Avocent Corp.(a) ...............................          81,800       2,624,962
                                                                     -----------
Computer Services-2.5%
Alliance Data Systems Corp.(a)* ................          95,500       3,320,535
Cognizant Technology Solutions Corp.(a) ........          51,900       2,245,194
                                                                     -----------
                                                                       5,565,729
                                                                     -----------
Computer Software-7.8%
Artesyn Technologies, Inc.(a) ..................         169,100       1,557,411
Aspect Communications Corp.(a) .................         172,800       2,044,224
Hyperion Solutions Corp.(a) ....................          75,400       2,893,852
Informatica Corp.(a) ...........................         225,400       1,631,896
MicroStrategy, Inc. Cl.A(a) ....................          22,000       1,056,902
PalmSource, Inc.(a) ............................          87,800       1,828,874
Quest Software, Inc.(a) ........................         140,600       1,581,750
SERENA Software, Inc.(a)* ......................         147,100       2,613,967
SINA Corp. (Hong Kong)(a)* .....................          77,200       2,200,200
                                                                     -----------
                                                                      17,409,076
                                                                     -----------
Internet Infrastructure-2.2%
Digitas, Inc.(a) ...............................          69,000         683,790
SupportSoft, Inc.(a) ...........................         278,500       2,754,365
WebEx Communications, Inc.(a) ..................          64,400       1,445,136
                                                                     -----------
                                                                       4,883,291
                                                                     -----------
Semi-Conductor Capital Equipment-1.6%
FormFactor, Inc.(a) ............................         124,500       2,189,955
Varian Semiconductor Equipment
  Associates, Inc.(a) ..........................          47,200       1,536,832
                                                                     -----------
                                                                       3,726,787
                                                                     -----------
Semi-Conductor Components-3.0%
Micrel, Inc.(a) ................................         133,800       1,635,036
Microsemi Corp.(a) .............................         184,800       2,008,776
ON Semiconductor Corp.(a) ......................         335,900       1,622,397
Sigmatel, Inc.(a) ..............................          27,900         682,155
SiRF Technology Holdings, Inc.(a) ..............          48,100         769,600
                                                                     -----------
                                                                       6,717,964
                                                                     -----------


--------------------------------------------------------------------------------
22 o AllianceBernstein Institutional Funds

Company                                                   Shares        Value
--------------------------------------------------------------------------------

Miscellaneous-8.8%
02Micro International, Ltd. (Cayman Islands)(a) ....       156,800   $ 2,273,600
Amphenol Corp. Cl.A(a) .............................       115,900     3,663,599
Exar Corp.(a) ......................................       160,100     2,443,126
Kronos, Inc.(a) ....................................        85,100     3,104,448
MICROS Systems, Inc.(a) ............................        71,500     3,136,705
Power-One, Inc.(a) .................................       191,200     1,644,320
TNS, Inc.(a) .......................................        63,300     1,354,620
TTM Technologies, Inc.(a) ..........................       190,700     2,118,677
                                                                     -----------
                                                                      19,739,095
                                                                     -----------
                                                                      62,465,514
                                                                     -----------
Consumer Services-22.4%
Advertising-0.1%
Getty Images, Inc.(a) ..............................         6,100       333,060
                                                                     -----------
Apparel-0.9%
The Children's Place Retail Stores, Inc.(a)  .......        78,300     2,062,422
                                                                     -----------
Broadcasting & Cable-2.6%
Cumulus Media, Inc. Cl.A(a) ........................       173,800     3,653,276
Entravision Communications Corp. Cl.A(a) ...........       248,700     2,270,631
                                                                     -----------
                                                                       5,923,907
                                                                     -----------
Entertainment & Leisure-1.1%
Activision, Inc.(a) ................................       158,600     2,388,516
                                                                     -----------
Gaming-1.3%
Station Casinos, Inc.* .............................        64,600     2,912,168
                                                                     -----------
Retail - General Merchandise-4.2%
Cost Plus, Inc.(a) .................................        62,100     2,248,020
Dick's Sporting Goods, Inc.(a) .....................        81,500     2,198,055
Hibbett Sporting Goods, Inc.(a) ....................       117,000     2,840,760
Tuesday Morning Corp.(a) ...........................        72,000     2,123,280
                                                                     -----------
                                                                       9,410,115
                                                                     -----------
Miscellaneous-12.2%
Bright Horizons Family Solutions, Inc.(a) ..........        51,100     2,267,307
Charles River Associates, Inc.(a) ..................        67,300     2,171,771
Dycom Industries, Inc.(a) ..........................       140,300     3,308,274
Insight Enterprises, Inc.(a) .......................       184,400     3,086,856
MSC Industrial Direct Co., Inc. Cl.A ...............        90,600     2,596,596
Resources Connection, Inc.(a) ......................        84,700     3,414,257
ScanSource, Inc.(a) ................................        66,260     3,659,540
SkillSoft Plc (ADR) (Ireland)(a) ...................       140,400     1,755,000
Strayer Education, Inc. ............................        19,100     2,386,927
Sylvan Learning Systems, Inc.(a) ...................        74,800     2,636,700
                                                                     -----------
                                                                      27,283,228
                                                                     -----------
                                                                      50,313,416
                                                                     -----------


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 23

Company                                                  Shares         Value
--------------------------------------------------------------------------------

Health Care-18.6%
Biotechnology-8.7%
Indevus Pharmaceuticals, Inc.(a)* ................        277,600    $ 2,015,376
MGI Pharma, Inc.(a) ..............................         47,000      2,905,540
Nektar Therapeutics(a) ...........................        109,300      2,213,325
NeoPharm, Inc.* ..................................        113,300      2,316,985
Protein Design Labs, Inc.(a) .....................         97,700      2,391,696
Seattle Genetics, Inc.(a) ........................        191,000      1,585,300
Techne Corp.(a) ..................................         52,700      2,053,192
Telik, Inc.(a) ...................................         71,500      1,678,105
United Therapeutics Corp.(a) .....................         97,300      2,395,526
                                                                     -----------
                                                                      19,555,045
                                                                     -----------
Drugs-2.7%
Impax Laboratories, Inc.(a) ......................        100,100      2,083,081
Martek Biosciences Corp.(a) ......................         51,000      3,237,990
Pharmaceutical Resources, Inc.(a) ................         19,000        765,700
                                                                     -----------
                                                                       6,086,771
                                                                     -----------
Medical Products-5.4%
Abaxis, Inc.(a) ..................................        134,300      2,387,854
Angiotech Pharmaceuticals, Inc. (Canada)(a)  .....         91,200      1,901,520
Gen-Probe, Inc.(a) ...............................         82,600      2,753,884
INAMED Corp.(a) ..................................         58,800      3,459,792
OraSure Technologies, Inc.(a) ....................        186,500      1,568,465
                                                                     -----------
                                                                      12,071,515
                                                                     -----------
Medical Services-1.8%
LabOne, Inc.(a) ..................................         51,100      1,509,494
Stericycle, Inc.(a) ..............................         53,200      2,544,024
                                                                     -----------
                                                                       4,053,518
                                                                     -----------
                                                                      41,766,849
                                                                     -----------
Capital Goods-7.7%
Electrical Equipment-0.9%
United Defense Industries, Inc.(a) ...............         58,500      2,027,025
                                                                     -----------
Electronic Equipment-1.7%
EDO Corp. ........................................         66,400      1,507,280
Engineered Support Systems, Inc. .................         47,500      2,309,925
                                                                     -----------
                                                                       3,817,205
                                                                     -----------
Machinery-2.4%
Actuant Corp. Cl.A(a) ............................         84,100      2,874,538
Oshkosh Truck Corp. ..............................         48,300      2,472,960
                                                                     -----------
                                                                       5,347,498
                                                                     -----------
Miscellaneous-2.7%
GrafTech International, Ltd.(a) ..................        186,200      1,651,594
IDEX Corp. .......................................         57,100      2,697,975
Simpson Manufacturing Co., Inc. ..................         34,500      1,799,520
                                                                     -----------
                                                                       6,149,089
                                                                     -----------
                                                                      17,340,817
                                                                     -----------


--------------------------------------------------------------------------------
24 o AllianceBernstein Institutional Funds

Company                                                Shares             Value
--------------------------------------------------------------------------------

Finance-7.3%
Banking - Money Center-1.8%
UCBH Holdings, Inc. ............................          43,900     $ 1,625,178
Wintrust Financial Corp. .......................          51,600       2,450,484
                                                                     -----------
                                                                       4,075,662
                                                                     -----------
Banking - Regional-1.8%
Oriental Financial Group, Inc. .................          64,200       1,830,984
R&G Financial Corp. Cl.B (Puerto Rico) .........          72,700       2,250,065
                                                                     -----------
                                                                       4,081,049
                                                                     -----------
Brokerage & Money Management-1.9%
Affiliated Managers Group, Inc.(a)* ............          33,950       1,653,365
Southwest Bancorporation of Texas, Inc. ........          67,300       2,737,091
                                                                     -----------
                                                                       4,390,456
                                                                     -----------
Insurance-0.8%
Triad Guaranty, Inc.(a) ........................          31,500       1,723,050
                                                                     -----------
Miscellaneous-1.0%
Intersections, Inc.(a) .........................          13,000         321,100
Investors Financial Services Corp.* ............          47,000       1,826,890
                                                                     -----------
                                                                       2,147,990
                                                                     -----------
                                                                      16,418,207
                                                                     -----------
Energy-5.7%
Oil Service-4.8%
Core Laboratories N.V. (Netherlands)(a) ........          52,300       1,189,302
FMC Technologies, Inc.(a) ......................          93,500       2,547,875
Helmerich & Payne, Inc. ........................          89,000       2,402,110
Todco Cl.A(a) ..................................          55,600         822,880
W-H Energy Services, Inc.(a) ...................         136,000       2,499,680
Westport Resources Corp.(a) ....................          40,100       1,372,623
                                                                     -----------
                                                                      10,834,470
                                                                     -----------
Pipelines-0.9%
Hydril Co.(a) ..................................          79,000       2,011,340
                                                                     -----------
                                                                      12,845,810
                                                                     -----------
Transportation-4.5%
Air Freight-1.1%
UTI Worldwide, Inc. (U.S. Virgin Islands) ......          52,200       2,391,282
                                                                     -----------
Shipping-1.2%
Kirby Corp.(a) .................................          78,000       2,691,000
                                                                     -----------
Trucking-1.2%
Werner Enterprises, Inc. .......................         138,350       2,765,616
                                                                     -----------
Miscellaneous-1.0%
Pacer International, Inc.(a) ...................         119,100       2,239,080
                                                                     -----------
                                                                      10,086,978
                                                                     -----------


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 25

                                                    Shares or
                                                    Principal
                                                       Amount
Company                                                 (000)         Value
--------------------------------------------------------------------------------

Basic Industry-1.9%
Chemicals-1.9%
Ferro Corp. .................................           70,000    $   1,812,300
Georgia Gulf Corp.* .........................           77,000        2,453,220
                                                                  -------------
                                                                      4,265,520
                                                                  -------------
Consumer Staples-1.5%
Household Products-1.5%
Applica, Inc.(a) ............................           96,100        1,078,242
Tempur-Pedic International, Inc.(a) .........          139,600        2,179,156
                                                                  -------------
                                                                      3,257,398
                                                                  -------------
Consumer Manufacturing-1.2%
Building & Related-1.2%
Hughes Supply, Inc. .........................           48,700        2,721,843
                                                                  -------------
Total Common Stocks
   (cost $180,797,942) ......................                       221,482,352
                                                                  -------------
SHORT-TERM INVESTMENT-2.2%
Time Deposit-2.2%
State Street Euro Dollar
   0.50%, 5/03/04
   (cost $4,918,000) ........................    $       4,918        4,918,000
                                                                  -------------
Total Investments Before Security Lending
   Collateral-100.9%
   (cost $185,515,942) ......................                       226,400,352
                                                                  -------------
INVESTMENT OF CASH COLLATERAL
   FOR SECURITIES LOANED**-5.8%
Short-Term Investment-5.8%
UBS Private Money Market Fund, LLC, 1.02%
   (cost $12,983,700) .......................       12,983,700       12,983,700
                                                                  -------------
Total Investments-106.7%
   (cost $198,699,642) ......................                       239,384,052
Other assets less liabilities-(6.7%) ........                       (15,123,716)
                                                                  -------------
Net Assets-100% .............................                     $ 224,260,336
                                                                  -------------




*    Represents entire or partial securities out on loan.
**   See Note E for securities lending information.
(a)  Non-income producing security.
     Glossary:
     ADR - American Depositary Receipt
     See notes to financial statements.


--------------------------------------------------------------------------------
26 o AllianceBernstein Institutional Funds

REAL ESTATE INVESTMENT INSTITUTIONAL FUND
PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)



Company                                                 Shares             Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.7%

Real Estate Investment Trusts-98.7%
Apartments-14.0%
Archstone-Smith Trust ............................        518,400    $14,219,712
Camden Property Trust ............................        260,000     11,003,200
Equity Residential Properties Trust ..............        737,700     20,257,242
Essex Property Trust, Inc. .......................         92,200      5,619,590
United Dominion Realty Trust, Inc. ...............        581,300     10,434,335
                                                                     -----------
                                                                      61,534,079
                                                                     -----------
Diversified & Others-8.5%
Cousins Properties, Inc. .........................        314,100      8,832,492
iStar Financial, Inc. ............................        338,500     12,030,290
Vornado Realty Trust .............................        324,700     16,381,115
                                                                     -----------
                                                                      37,243,897
                                                                     -----------
Health Care-0.6%
Windrose Medical Properties Trust ................        235,100      2,729,511
                                                                     -----------
Lodging-8.3%
Boca Resorts, Inc. Cl.A(a) .......................        282,700      4,947,250
Hersha Hospitality Trust .........................        191,600      1,822,116
Host Marriott Corp.(a) ...........................      1,537,800     18,299,820
Starwood Hotels & Resorts Worldwide, Inc. ........        287,300     11,431,667
                                                                     -----------
                                                                      36,500,853
                                                                     -----------
Office-20.1%
Alexandria Real Estate Equities, Inc. ............        226,300     12,858,366
Boston Properties, Inc. ..........................        283,000     13,301,000
Corporate Office Properties Trust ................        538,600     10,960,510
Equity Office Properties Trust ...................        581,100     14,626,287
Glenborough Realty Trust, Inc. ...................        345,900      6,499,461
Mack-Cali Realty Corp. ...........................        291,000     10,868,850
Prentiss Properties Trust ........................        293,800      9,413,352
SL Green Realty Corp. ............................        234,000      9,547,200
                                                                     -----------
                                                                      88,075,026
                                                                     -----------
Office - Industrial Mix-3.3%
Duke Realty Corp. ................................        497,100     14,495,436
                                                                     -----------
Regional Malls-18.9%
General Growth Properties, Inc. ..................        913,100     24,754,141
Macerich Co. .....................................        174,800      7,318,876
Mills Corp. ......................................        177,800      7,218,680
Rouse Co. ........................................        379,800     16,445,340
Simon Property Group, Inc. .......................        560,500     27,021,705
                                                                     -----------
                                                                      82,758,742
                                                                     -----------


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 27

                                                   Shares or
                                                   Principal
                                                      Amount
Company                                                (000)           Value
--------------------------------------------------------------------------------
Shopping Centers-12.2%
Developers Diversified Realty Corp. .......           596,500     $  19,535,375
Kimco Realty Corp. ........................           209,750         8,964,715
Pan Pacific Retail Properties, Inc. .......           209,700         9,212,121
Regency Centers Corp. .....................           365,300        13,848,523
Tanger Factory Outlet Centers, Inc. .......            52,000         1,986,400
                                                                  -------------
                                                                     53,547,134
                                                                  -------------
Storage-2.1%
Shurgard Storage Centers, Inc. Cl.A .......           280,000         9,324,000
                                                                  -------------
Warehouse & Industrial-10.7%
AMB Property Corp. ........................           343,800        10,417,140
EastGroup Properties, Inc. ................           266,700         7,720,965
First Potomac Realty Trust ................           113,000         2,101,800
ProLogis Trust ............................           916,000        26,948,720
                                                                  -------------
                                                                     47,188,625
                                                                  -------------
Total Common Stocks
   (cost $370,551,769) ....................                         433,397,303
                                                                  -------------
SHORT-TERM INVESTMENT-1.3%
Time Deposit-1.3%
State Street Euro Dollar
   0.50%, 5/03/04
   (cost $5,684,000) .........................     $    5,684         5,684,000
                                                                  -------------
Total Investments-100.0%
   (cost $376,235,769) ....................                         439,081,303
Other assets less liabilities-0.0% ........                              (1,292)
                                                                  -------------
Net Assets-100% ...........................                       $ 439,080,011
                                                                  =============


(a) Non-income producing security.
See notes to financial statements.


--------------------------------------------------------------------------------
28 o AllianceBernstein Institutional Funds

STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)


                                                                Small
                                          Premier Growth     Cap Growth
                                           Institutional    Institutional
                                               Fund             Fund
                                         ---------------   ---------------
Assets
Investments in securities, at value
   (cost $54,673,993 and $198,699,642
   respectively--including investment of
   cash collateral for securities loaned
   of $0 and $12,983,700,
   respectively).......................  $    67,048,391   $   239,384,052(a)
Cash...................................          533,550             1,620
Receivable for investment
   securities sold.....................          890,166         4,208,879
Receivable for capital stock sold......           96,610                -0-
Interest and dividends receivable......           19,786            16,648
                                         ---------------   ---------------
Total assets...........................       68,588,503       243,611,199
                                         ---------------   ---------------
Liabilities
Payable for collateral on
   securities loaned...................               -0-       12,983,700
Payable for investment securities
   purchased...........................          487,882         6,156,915
Payable for capital stock redeemed.....           73,204                -0-
Advisory fee payable...................           26,011           154,657
Distribution fee payable...............            1,608                 2
Accrued expenses.......................           95,409            55,589
                                         ---------------   ---------------
Total liabilities......................          684,114        19,350,863
                                         ---------------   ---------------
Net Assets.............................  $    67,904,389   $   224,260,336
                                         ===============   ===============
Composition of Net Assets
Capital stock, at par..................  $         7,518   $        28,338
Additional paid-in capital.............      257,477,363       192,326,846
Accumulated net investment loss........         (139,421)         (924,390)
Accumulated net realized loss on
   investment transactions.............     (201,815,469)       (7,854,869)
Net unrealized appreciation
   of investments......................       12,374,398        40,684,411
                                         ---------------   ---------------
                                         $    67,904,389   $   224,260,336
                                         ===============   ===============
Calculation of Maximum Offering Price
Class I Shares
Net assets.............................  $    62,313,079   $   224,259,488
                                         ===============   ===============
Shares of capital stock issued
   and outstanding.....................        6,886,271        28,337,944
                                         ===============   ===============
Net asset value, redemption and
   offering price per share............            $9.05             $7.91
                                                   =====             =====
Class II Shares
Net assets.............................  $     5,591,310   $           848
                                         ===============   ===============
Shares of capital stock issued
   and outstanding.....................          631,989           109,855
                                         ===============   ===============
Net asset value, redemption and offering
   price per share.....................            $8.85             $7.72
                                                   =====             =====


(a) Includes securities on loan with a value of $11,963,316 (see Note E). See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 29

                                                              Real Estate
                                                              Investment
                                                            Institutional
                                                                Fund
                                                           ===============
Assets
Investments in securities, at value
   (cost $376,235,769)..................................   $   439,081,303
Cash....................................................               143
Receivable for investment securities sold...............         2,560,201
Receivable for capital stock sold.......................           919,244
Interest and dividends receivable.......................           330,794
                                                           ---------------
Total assets............................................       442,891,685
                                                           ---------------
Liabilities
Payable for investment securities purchased.............         3,480,451
Advisory fee payable....................................           221,953
Distribution fee payable................................                 2
Dividends payable.......................................              (666)
Accrued expenses........................................           109,934
                                                           ---------------
Total liabilities.......................................         3,811,674
                                                           ---------------
Net Assets..............................................   $   439,080,011
                                                           ===============
Composition of Net Assets
Capital stock, at par...................................   $        43,594
Additional paid-in capital..............................       378,692,203
Undistributed net investment income.....................           628,200
Accumulated net realized loss on investment
   transactions.........................................        (3,129,520)
Net unrealized appreciation of investments..............        62,845,534
                                                           ---------------
                                                           $   439,080,011
                                                           ===============
Calculation of Maximum Offering Price
Class I Shares
Net assets..............................................   $   439,079,814
                                                           ===============
Shares of capital stock issued and outstanding..........        43,593,620
                                                           ===============
Net asset value, redemption and offering price per
   share................................................            $10.07
                                                                    ======
Class II Shares
Net assets..............................................   $        197.18
                                                           ===============
Shares of capital stock issued and outstanding..........            19.461
                                                           ===============
Net asset value, redemption and offering price per
   share...............................................             $10.13
                                                                    ======


See notes to financial statements.

--------------------------------------------------------------------------------
30 o AllianceBernstein Institutional Funds

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)


                                                                Small
                                          Premier Growth     Cap Growth
                                           Institutional    Institutional
                                               Fund             Fund
                                         ===============   ===============
Investment Income
Dividends (net of foreign taxes withheld
   of $2,576 and $1,513, respectively).  $       254,079   $       172,994
Interest...............................            2,784            18,791
                                         ---------------   ---------------
Total income...........................          256,863           191,785
                                         ---------------   ---------------
Expenses
Advisory fee...........................          420,186         1,105,550
Distribution fee--Class II.............           18,116                 1
Administrative.........................           61,500            61,500
Custodian..............................           61,019            88,794
Transfer agency........................           34,156            53,214
Audit and Legal........................           29,358            34,699
Registration fees......................           15,564            12,035
Directors' fees and expenses...........           11,000            11,000
Printing...............................            5,195             2,507
Miscellaneous..........................            7,007             6,113
                                         ---------------   ---------------
Total expenses.........................          663,101         1,375,413
Less: expenses waived and reimbursed
   by the Adviser (see Note B).........         (266,817)         (259,199)
Less: expense offset arrangement
   (see Note B)........................               -0-              (39)
                                         ---------------   ---------------
Net expenses...........................          396,284         1,116,175
                                         ---------------   ---------------
Net investment loss....................         (139,421)         (924,390)
                                         ---------------   ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on investment
   transactions........................        5,085,883        15,537,040
Net change in unrealized
   appreciation/depreciation
   of investments......................       (3,717,742)       (4,790,873)
                                         ---------------   ---------------
Net gain on investment
   transactions........................        1,368,141        10,746,167
                                         ---------------   ---------------
Net Increase in Net Assets
   from Operations.....................  $     1,228,720   $     9,821,777
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 31

                                                              Real Estate
                                                              Investment
                                                            Institutional
                                                                 Fund
                                                           ---------------
Investment Income
Dividends...............................................   $    10,806,289
Interest................................................            23,660
                                                           ---------------
Total income............................................        10,829,949
                                                           ---------------
Expenses
Advisory fee............................................         1,969,251
Distribution fee--Class II..............................                 1
Custodian...............................................            63,949
Administrative..........................................            54,739
Audit and legal.........................................            41,480
Printing................................................            26,641
Transfer agency.........................................            16,440
Registration fees.......................................            13,849
Directors' fees and expenses............................            10,079
Miscellaneous...........................................             8,817
                                                           ---------------
Total expenses..........................................         2,205,246
Less: expenses waived and reimbursed
   by the Adviser (see Note B)..........................          (538,369)
                                                           ---------------
Net expenses............................................         1,666,877
                                                           ---------------
Net investment income...................................         9,163,072
                                                           ---------------
Realized and Unrealized Gain
on Investment Transactions
Net realized gain on
   investment transactions..............................         3,461,075
Net change in unrealized
   appreciation/depreciation of
   investments..........................................         2,332,261
                                                           ---------------
Net gain on investment
   transactions.........................................         5,793,336
                                                           ---------------
Net Increase in Net Assets
   from Operations......................................   $    14,956,408
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
32 o AllianceBernstein Institutional Funds

STATEMENT OF CHANGES IN NET ASSETS


                                                  Premier Growth
                                                Institutional Fund
                                        -----------------------------------
                                         Six Months Ended    Year Ended
                                          April 30, 2004     October 31,
                                            (unaudited)         2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss....................  $      (139,421)  $      (132,641)
Net realized gain (loss) on investment
   transactions........................        5,085,883       (12,596,179)
Net change in unrealized
   appreciation/depreciation
   of investments......................       (3,717,742)       24,251,013
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        1,228,720        11,522,193
Capital Stock Transactions
Net decrease...........................      (27,940,548)       (4,958,024)
                                         ---------------   ---------------
Total increase (decrease)..............      (26,711,828)        6,564,169
Net Assets
Beginning of period....................       94,616,217        88,052,048
                                         ---------------   ---------------
End of period (including accumulated net
   investment loss of $139,421 and $0,
   respectively).......................  $    67,904,389   $    94,616,217
                                         ===============   ===============


See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 33

                                                 Small Cap Growth
                                                Institutional Fund
                                        -----------------------------------
                                         Six Months Ended    Year Ended
                                          April 30, 2004     October 31,
                                            (unaudited)         2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment loss....................  $      (924,390)  $    (1,244,785)
Net realized gain on investment
   transactions........................       15,537,040         5,808,387
Net change in unrealized
   appreciation/depreciation
   of investments......................       (4,790,873)       49,847,080
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................        9,821,777        54,410,682
Capital Stock Transactions
Net increase...........................       21,771,971        33,083,583
                                         ---------------   ---------------
Total increase.........................       31,593,748        87,494,265
Net Assets
Beginning of period....................      192,666,588       105,172,323
                                         ---------------   ---------------
End of period (including accumulated net
   investment loss of $924,390 and $0,
   respectively).......................  $   224,260,336   $   192,666,588
                                         ---------------   ---------------

See notes to financial statements.


--------------------------------------------------------------------------------
34 o AllianceBernstein Institutional Funds

                                              Real Estate Investment
                                                Institutional Fund
                                       -----------------------------------
                                         Six Months Ended    Year Ended
                                          April 30, 2004     October 31,
                                            (unaudited)         2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $     9,163,072   $     9,508,905
Net realized gain (loss) on investment
   transactions........................        3,461,075          (676,564)
Net change in unrealized
   appreciation/depreciation of
   investments.........................        2,332,261        71,381,187
                                         ---------------   ---------------
Net increase in net assets
   from operations.....................       14,956,408        80,213,528
Dividends and Distributions to
Shareholders from
Net investment income
   Class I.............................       (8,534,868)       (9,508,520)
   Class II............................               (4)             (385)
Tax return of capital
   Class I.............................               -0-       (3,199,893)
   Class II............................               -0-             (129)
Capital Stock Transactions
Net increase...........................       68,212,657       118,104,395
                                         ---------------   ---------------
Total increase.........................       74,634,193       185,608,996
Net Assets
Beginning of period....................      364,445,818       178,836,822
                                         ---------------   ---------------
End of period (including undistributed net
   investment income of $628,200 and $0,
   respectively).......................  $   439,080,011   $   364,445,818
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 35

NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)


NOTE A
Significant Accounting Policies
AllianceBernstein Institutional Funds, Inc. (the "Company"), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 as an open-end series investment company. The Company is comprised of four funds, AllianceBernstein Premier Growth Institutional Fund, AllianceBernstein Small Cap Growth Institutional Fund, formerly AllianceBernstein Quasar Institutional Fund, AllianceBernstein Real Estate Investment Institutional Fund and AllianceBernstein Special Equity Institutional Fund. This report relates only to the operations of the Premier Growth Institutional Fund, Small Cap Growth Institutional Fund and Real Estate Investment Institutional Fund (collectively, the "Funds"). Each Fund has different investment objectives and policies. Each Fund offers Class I and Class II shares. Sales are made without a sales charge, at each Fund's net asset value per share. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Funds.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the


--------------------------------------------------------------------------------
36 o AllianceBernstein Institutional Funds

NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 37

3. Taxes
It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Funds accrete discounts as adjustments to interest income. Additionally, the Funds amortize premiums on debt securities for financial statement reporting purposes only.

5. Income and Expenses
All income earned and expenses incurred by the Funds are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that Class II shares bear higher transfer agent and distribution fees. Expenses of the Company are charged to each Fund in proportion to their net assets.

6. Dividends and Distributions
Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions With Affiliates
Under the terms of an investment advisory agreement, the Funds pay the Adviser an advisory fee at an annual rate of 1% of the Premier Growth Institutional and the Small Cap Growth Institutional Funds' average daily net assets and .90% of the Real Estate Investment Institutional Fund's average daily net assets. Such fees are accrued daily and paid monthly. The Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to .90% and 1.20% of average daily net assets for Class I and Class II of the Premier Growth Institutional Fund and 1.20% and 1.50% of average daily net assets for Class I and Class IIof the Small Cap Growth Institutional Fund and Real Estate Investment Institutional Fund. For the six months ended April 30, 2004, such reimbursement amounted to: Premier Growth Institutional Fund $138,955 and Small Cap Growth Institutional Fund $5,118. There was no reimbursement for Real Estate Investment Institutional Fund.


--------------------------------------------------------------------------------
38 o AllianceBernstein Institutional Funds

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fees so as to charge the Funds at the reduced annual rates as follows:

                                    Average Daily Net Assets
                         -------------------------------------------------------
Institutional Fund First $2.5 Billion  Next $2.5 Billion In Excess of $5 Billion
--------------------------------------------------------------------------------
Premier Growth                  .75%           .65%            .60%
Small Cap Growth                .75%           .65%            .60%
Real Estate Investment          .55%           .45%            .40%

Through April 30, 2004, such waivers amounted to $66,362, $192,581 and $538,369, for the Premier Growth Institutional, Small Cap Growth Institutional and Real Estate Investment Institutional Funds, respectively. The amount of the fee waivers may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Adviser provides to each Fund certain legal and accounting services. For the six months ended April 30, 2004, the Adviser voluntarily agreed to waive a portion of its fees for the Real Estate Investment Institutional Fund and all of its fees for the Premier Growth Institutional and Small Cap Growth Institutional Funds. Such waiver amounted to:
Premier Growth Institutional Fund $61,500, Small Cap Growth Institutional Fund $61,500 and Real Estate Investment Institutional Fund $0.

The Funds compensate Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Funds. For the six months ended April 30, 2004, such compensation amounted to:
Premier Growth Institutional Fund $18,000; Small Cap Growth Institutional Fund $9,000 and Real Estate Investment Institutional Fund $9,000.

For the six months ended April 30, 2004, the Fund's expenses were reduced by $39 for the Small Cap Growth Institutional Fund under an expense offset arrangement with AGIS. There was no offset amount for the Premier GrowthInstitutional and Real Estate Investment Institutional Funds.

Brokerage commissions paid on investment transactions for the six months ended April 30, 2004, amounted to $132,090 for the Premier Growth Institutional Fund; $395,501 for the Small Cap Growth Institutional Fund and $265,378 for the Real Estate Investment Institutional Fund, of which $1,468, $1,211 and $0 was paid by the Premier Growth Institutional Fund, Small Cap Growth Institutional Fund and the Real Estate Investment Institutional Fund, respectively, to Sanford C. Bernstein &Co. LLC, an affiliate of the Adviser.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 39

NOTE C
Distribution Services Agreement
The Funds have adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Funds pay distribution and servicing fees to AllianceBernstein Investment Research and Management,Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30% of average daily net assets attributable to Class II shares. There are no distribution and servicing fees on Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class II shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Funds' shares.

NOTE D
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the period ended April 30, 2004 were as follows:

                         Premier Growth                 Small Cap Growth
                          Institutional                  Institutional
                   ----------------------------   -------------------------
                     Purchases          Sales      Purchases         Sales
--------------------------------------------------------------------------------
Investment securities
  (excluding U.S.
  government
  securities).....   $35,812,728     $65,689,270  $119,865,756  $ 97,174,763
U.S. government
  securities......            -0-            -0-            -0-           -0-


                                                   Real Estate Investment
                                                       Institutional
                                               --------------------------------
                                                  Purchases         Sales
--------------------------------------------------------------------------------
Investment securities
  (excluding U.S.
  government
  securities)................................   $121,050,920  $ 49,634,502
U.S. government
  securities.................................             -0-           -0-


--------------------------------------------------------------------------------
40 o AllianceBernstein Institutional Funds

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

                                      Premier      Small Cap  Real Estate
                                       Growth         Growth    Investment
                                Institutional  Institutional Institutional
----------------------------------------------------------------------------
Gross unrealized appreciation..  $ 13,275,632  $  46,304,146  $ 66,044,709
Gross unrealized depreciation..      (901,234)    (5,619,735)   (3,199,175)
                                 ------------  -------------  -------------
Net unrealized appreciation....  $ 12,374,398   $ 40,684,411   $62,845,534
                                 ============   ============   ===========

NOTE E
Securities Lending
The Premier Growth Institutional and Small Cap Growth Institutional Funds, and Real Estate Investment Institutional Fund have entered into separate securities lending agreements with UBS Warburg LLC and AG Edwards & Sons, Inc. (collectively, the "Lending Agents"), respectively. Under the terms of the agreements, the Lending Agents, on behalf of the Funds, administer the lending of portfolio securities to certain broker-dealers. In return, the Funds receive fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Funds. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agent may invest the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Funds. The Lending Agents will indemnify the respective Funds for any losses resulting from a borrower's failure to return a loaned security when due. As of April 30, 2004, the Small Cap Growth Institutional Fund had loaned securities with a value of $11,963,316 and received cash collateral which was invested in a money market fund valued at $12,983,700 as included in the accompanying portfolio of investments. The Premier Growth Institutional Fund and the Real Estate Investment Institutional Fund had no securities on loan. For the six months ended April 30, 2004, the Premier Growth Institutional Fund, Small Cap Growth Institutional Fund and Real Estate Investment Institutional Fund earned fee income of $606, $4,388 and $0, respectively, which is included in interest income in the accompanying statement of operations.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 41

NOTE F
Capital Stock
There are 18,000,000,000 shares of $.001 par value capital stock authorized, 6,000,000,000 shares each for Premier Growth Institutional Fund, Small Cap Growth Institutional Fund and Real Estate Investment Institutional Fund. Each Fund consists of two classes designated Class I and Class II, each with 3,000,000,000 authorized shares. Transactions in shares of capital stock were as follows:


                               Premier Growth Institutional Fund
              =============================== ==================================
                            Shares                         Amount
              =============================== ==================================
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                April 30, 2004    October 31,     April 30, 2004   October 31,
                   (unaudited)           2003        (unaudited)          2003
--------------------------------------------------------------------------------
Class I
Shares sold          1,476,482      2,940,596  $  13,679,773       $ 22,372,365
--------------------------------------------------------------------------------
Shares redeemed     (2,864,015)    (3,178,017)   (26,169,487)       (25,072,235)
--------------------------------------------------------------------------------
Net decrease        (1,387,533)      (237,421) $ (12,489,714)      $ (2,699,870)
--------------------------------------------------------------------------------

Class II
Shares sold            188,844        553,861  $   1,686,051       $  4,393,171
--------------------------------------------------------------------------------
Shares redeemed     (1,904,403)      (864,458)   (17,136,885)        (6,651,325)
--------------------------------------------------------------------------------
Net decrease        (1,715,559)      (310,597) $ (15,450,834)      $ (2,258,154)
--------------------------------------------------------------------------------

                             Small Cap Growth Institutional Fund
              =============================== ==================================
                            Shares                         Amount
              =============================== ==================================
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                April 30, 2004    October 31,     April 30, 2004   October 31,
                   (unaudited)           2003        (unaudited)          2003
--------------------------------------------------------------------------------
Class I
Shares sold          3,108,216      6,202,025  $  25,297,725       $ 36,833,273
--------------------------------------------------------------------------------
Shares redeemed       (431,833)      (616,986)    (3,525,754)        (3,750,190)
--------------------------------------------------------------------------------
Net increase         2,676,383      5,585,039  $  21,771,971       $ 33,083,083
--------------------------------------------------------------------------------
Class II
Shares sold                 -0-            97  $          -0- $             500
--------------------------------------------------------------------------------
Shares redeemed             -0-            -0-            -0-                -0-
--------------------------------------------------------------------------------
Net increase                -0-            97  $          -0- $             500
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
42 o AllianceBernstein Institutional Funds

                          Real Estate Investment Institutional Fund
              =============================== ==================================
                            Shares                         Amount
              =============================== ==================================
              Six Months Ended     Year Ended   Six Months Ended    Year Ended
                April 30, 2004    October 31,     April 30, 2004   October 31,
                   (unaudited)           2003        (unaudited)          2003
--------------------------------------------------------------------------------
Class I
Shares sold          9,068,960     16,144,829  $  97,349,111      $139,068,650
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions       217,181        434,003      2,393,206         3,710,663
--------------------------------------------------------------------------------
Shares redeemed     (2,909,498)    (2,826,490)   (31,528,925)      (24,654,472)
--------------------------------------------------------------------------------
Net increase         6,376,643     13,752,342  $  68,213,392      $118,124,841
--------------------------------------------------------------------------------
Class II
Shares sold                  4             10  $          39      $         91
--------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions            -0-            63             -0-              506
--------------------------------------------------------------------------------
Shares redeemed            (75)        (2,421)          (775)          (21,043)
--------------------------------------------------------------------------------
Net decrease               (71)        (2,348) $        (736)     $    (20,446)
--------------------------------------------------------------------------------


NOTE G
Risk Involved in Investing in the Funds

Concentration of Risk--Although the Real Estate Investment Institutional Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts ("REITs") involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maxiumum exposure under these arrangements is unknown. However, the Funds have not had prior claims or


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 43
losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE H
Joint Credit Facility
A number of open-end mutual funds managed by the Adviser, including the Funds, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expense in the statement of operations. The Funds did not utilize the Facility during the six months ended April 30, 2004.

NOTE I
Distributions to Shareholders
The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002 were as follows:

Premier Growth Institutional Fund            2003              2002
                                        ---------------   --------------
Distributions paid from:
   Net long-term capital gain........   $            -0-  $           -0-
   Ordinary income...................                -0-              -0-
                                        ---------------   --------------
   Total taxable distributions.......                -0-              -0-
                                        ---------------   --------------
Total distributions paid.............   $            -0-  $           -0-
                                        ---------------   --------------

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $ (203,357,893)(a)
Unrealized appreciation/(depreciation).................       12,548,681(b)
                                                          --------------
Total accumulated earnings/(deficit)...................   $ (190,809,212)
                                                          --------------

(a) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $203,357,893, of which $113,207,447 expires in the year 2009, $71,321,142 expires in the year 2010 and $18,829,304 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(b) The difference between book-basis and tax-basis unrealized appreciation/ (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Small Cap Growth Institutional Fund          2003              2002
                                        ---------------   --------------
Distributions paid from:
   Ordinary income...................   $            -0-  $           -0-
                                        ---------------   --------------
   Total taxable distributions.......                -0-              -0-
                                        ---------------   --------------
Total distributions paid.............   $            -0-  $           -0-
                                        ---------------   --------------

--------------------------------------------------------------------------------
44 o AllianceBernstein Institutional Funds

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $  (20,901,718)(a)
Unrealized appreciation/(depreciation).................       42,985,093(b)
                                                          --------------
Total accumulated earnings/(deficit)...................   $   22,083,375
                                                          --------------

(a) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $20,901,718 all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended October 31, 2003, $4,758,128 of capital loss carryforward was utilized.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

Real Estate Investment
Institutional Fund                           2003              2002
                                        ---------------   --------------
Distributions paid from:
   Ordinary income...................   $     9,508,905   $    4,246,683
                                        ---------------   --------------
   Total taxable distributions.......         9,508,905        4,246,683
   Tax return of capital.............         3,200,022        2,087,393
                                        ---------------   --------------
Total distributions paid.............   $    12,708,927   $    6,334,076
                                        ---------------   --------------

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses...................   $   (5,784,818)(a)
Unrealized appreciation/(depreciation).................       59,707,496(b)
                                                          --------------
Total accumulated earnings/(deficit)...................   $   53,922,678
                                                          --------------

(a) On October 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $5,784,818 of which $251,156 expires in the year 2006, $4,551,298 expires in the year 2007, $449,541 expires in the year 2010 and $532,823 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

Based on the operations of the Fund as of the semi-annual date, and its distribution policy, the Fund may have a non-taxable distribution at year end. At this time, the amount of this non-taxable distribution is not estimable.

NOTE J
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 45
practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Funds' Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

          (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

          (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

          (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Company, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fees. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


--------------------------------------------------------------------------------
46 o AllianceBernstein Institutional Funds

In addition, the Independent Directors of the Company ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Company as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 47

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                           Premier Growth Institutional Fund
                                    ===============================================================================
                                                                         Class I
                                    ===============================================================================
                                     Six Months
                                          Ended
                                      April 30,                         Year Ended October 31,
                                           2004     ---------------------------------------------------------------
                                    (unaudited)         2003         2002          2001          2000          1999
                                    -------------------------------------------------------------------------------
Net asset value,
   beginning of period.............      $ 8.95       $ 7.92       $ 9.87       $ 17.06       $ 17.55       $ 12.62
Income From Investment
   Operations
Net investment loss(a)(b)..........        (.01)        (.01)        (.02)         (.02)         (.03)         (.04)
Net realized and unrealized
   gain (loss) on investment
   transactions....................         .11         1.04        (1.93)        (5.94)          .75          4.98
Net increase (decrease)
   in net asset value
   from operations.................         .10         1.03        (1.95)        (5.96)          .72          4.94
Less: Dividends and
   Distributions
Dividends from net investment
   income..........................          -0-          -0-          -0-           -0-           -0-         (.01)
Distributions from
   net realized gain on
   investment transactions.........          -0-          -0-          -0-        (1.12)        (1.21)           -0-
Distributions in excess
   of net realized gain on
   investment transactions.........          -0-          -0-          -0-         (.11)           -0-           -0-
Total dividends and
   distributions...................          -0-          -0-          -0-        (1.23)        (1.21)         (.01)
Net asset value,
   end of period...................      $ 9.05       $ 8.95       $ 7.92       $  9.87       $ 17.06       $ 17.55
Total Return
Total investment return based
   on net asset value(c)...........        1.12%       13.01%      (19.76)%      (37.36)%        3.94%        39.17%
Ratios/Supplemental Data
Net assets, end of period(d).......     $62,313      $74,042      $67,380      $178,157      $446,373      $247,269
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements........         .90%(e)      .90%         .90%          .90%          .90%          .90%
  Expenses, before
     waivers/reimbursements........        1.55%(e)     1.54%        1.32%         1.16%         1.13%         1.28%
  Net investment loss(b)...........        (.29)%(e)    (.08)%       (.23)%        (.20)%        (.16)%        (.22)%
Portfolio turnover rate............          44%          91%          96%          156%          124%           85%


See footnote summary on page 54.


--------------------------------------------------------------------------------
48 o AllianceBernstein Institutional Funds

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period



                                                             Premier Growth Institutional Fund
                                    ===============================================================================
                                                                         Class II
                                    ===============================================================================
                                     Six Months
                                          Ended
                                      April 30,                         Year Ended October 31,
                                           2004     ---------------------------------------------------------------
                                    (unaudited)         2003         2002          2001          2000          1999
                                    -------------------------------------------------------------------------------
Net asset value,
   beginning of period.............       $8.76        $7.78        $9.73      $  16.88        $17.44       $ 12.58
Income From Investment
   Operations
Net investment loss(a)(b)...........       (.03)        (.03)        (.05)         (.06)         (.10)         (.10)
Net realized and unrealized
   gain (loss) on investment
   transactions.....................        .12         1.01        (1.90)        (5.86)          .75          4.96
Net increase (decrease)
   in net asset value
   from operations..................        .09          .98        (1.95)        (5.92)          .65          4.86
Less: Distributions
Distributions from
   net realized gain on
   investment transactions..........         -0-          -0-          -0-        (1.12)        (1.21)           -0-
Distributions in excess
   of net realized gain on
   investment transactions..........         -0-          -0-          -0-         (.11)           -0-           -0-
Total distributions.................         -0-          -0-          -0-        (1.23)        (1.21)           -0-
Net asset value,
   end of period....................      $8.85        $8.76        $7.78       $  9.73      $  16.88      $  17.44
Total Return
Total investment return based
   on net asset value(c)............       1.03%       12.60%      (20.04)%      (37.54)%        3.54%        38.63%
Ratios/Supplemental Data
Net assets, end of period(d)........     $5,591      $20,574      $20,672       $28,152       $10,176        $7,790
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements.........       1.20%(e)     1.20%        1.20%         1.20%         1.30%         1.30%
  Expenses, before
     waivers/reimbursements.........       1.77%(e)     1.80%        1.60%         1.49%         1.53%         1.68%
  Net investment loss(b) ...........       (.61)%(e)    (.39)%       (.52)%        (.52)%        (.57)%        (.62)%
Portfolio turnover rate. ...........         44%          91%          96%          156%          124%           85%


See footnote summary on page 54.


                                      AllianceBernstein Institutional Funds o 49
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                       Small Cap Growth Institutional Fund
                                    ===============================================================================
                                                                         Class I
                                    ===============================================================================
                                     Six Months
                                          Ended
                                      April 30,                         Year Ended October 31,
                                           2004     ---------------------------------------------------------------
                                    (unaudited)         2003         2002          2001          2000          1999
                                    -------------------------------------------------------------------------------
Net asset value,
   beginning of period..............      $7.51        $5.24        $6.80      $  11.38         $7.92        $ 7.42
Income From Investment
   Operations
Net investment loss(a)(b)............      (.03)        (.05)        (.06)         (.05)         (.11)         (.02)
Net realized and unrealized
   gain (loss) on investment
   transactions......................       .43         2.32        (1.50)        (2.69)         3.57           .53
Net increase (decrease)
   in net asset value
   from operations...................       .40         2.27        (1.56)        (2.74)         3.46           .51
Less: Dividends and
   Distributions
Distributions in excess of
   net investment income.............        -0-          -0-          -0-           -0-           -0-         (.01)
Distributions from
   net realized gain on
   investment transactions...........        -0-          -0-          -0-        (1.72)           -0-           -0-
Distributions in excess
   of net realized gain on
   investment transactions...........        -0-          -0-          -0-         (.12)           -0-           -0-
Total dividends and
   distributions.....................        -0-          -0-          -0-        (1.84)           -0-         (.01)
Net asset value,
   end of period.....................     $7.91        $7.51        $5.24       $  6.80      $  11.38        $ 7.92
Total Return
Total investment return based
   on net asset value(c).............      5.33%       43.32%      (22.94)%      (27.20)%       43.69 %        6.88%
Ratios/Supplemental Data
Net assets, end of period(d).........  $224,259     $192,666     $105,172       $59,184       $12,606       $16,798
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements..........      1.01%(e)     1.20%        1.20%         1.20%         1.20%         1.20%
  Expenses, before
     waivers/reimbursements..........      1.24%(e)     1.39%        1.52%         2.38%         2.39%         2.08%
  Net investment loss(b).............      (.84)%(e)    (.89)%       (.95)%        (.71)%       (1.08)%        (.20)%
Portfolio turnover rate..............        46%         115%         106%          125%          181%          144%


See footnote summary on page 54.


--------------------------------------------------------------------------------
50 o AllianceBernstein Institutional Funds

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                        Small Cap Growth Institutional Fund
                                    ===============================================================================
                                                                         Class I
                                    ===============================================================================
                                     Six Months
                                          Ended
                                      April 30,                         Year Ended October 31,
                                           2004     ---------------------------------------------------------------
                                    (unaudited)         2003         2002          2001          2000          1999
                                    -------------------------------------------------------------------------------
Net asset value,
   beginning of period..... .........     $7.33        $5.14        $6.71      $  11.32         $7.90        $ 7.40
Income From Investment
   Operations
Net investment loss(a)(b) ...........      (.04)        (.08)        (.20)         (.07)         (.06)         (.05)
Net realized and unrealized
   gain (loss) on investment
   transactions............ .........       .43         2.27        (1.37)        (2.70)         3.48           .55
Net increase (decrease)
   in net asset value
   from operations......... .........       .39         2.19        (1.57)        (2.77)         3.42           .50
Less: Distributions
   Distributions from
   net realized gain on
   investment transactions. .........        -0-          -0-          -0-        (1.72)           -0-           -0-
Distributions in excess
   of net realized gain on
   investment transactions. .........        -0-          -0-          -0-         (.12)           -0-           -0-
Total distributions..... ............        -0-          -0-          -0-        (1.84)           -0-           -0-
Net asset value,
   end of period........... .........    $ 7.72       $ 7.33       $ 5.14       $  6.71      $  11.32        $ 7.90
Total Return
Total investment return based
   on net asset value(c)... .........      5.32%       42.61%      (23.40)%      (27.71)%       43.29%         6.76%
Ratios/Supplemental Data
Net assets, end of period ...........      $848         $805          $65           $87          $495     $14,400(d)
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements .........      1.31%(e)     1.50%        1.50%         1.50%         1.35%         1.35%
  Expenses, before
     waivers/reimbursements .........      1.57%(e)     1.59%        1.94%         2.23%         2.29%         2.14%
  Net investment loss(b) ............     (1.10)%(e)   (1.27)%      (3.09)%        (.84)%        (.64)%        (.51)%
Portfolio turnover rate.                     46%         115 %        106%          125%          181%          144%


See footnote summary on page 54.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 51

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                        Real Estate Investment Institutional Fund
                                    ===============================================================================
                                                                         Class II
                                    ===============================================================================
                                     Six Months
                                          Ended
                                      April 30,                         Year Ended October 31,
                                           2004     ---------------------------------------------------------------
                                    (unaudited)         2003         2002          2001          2000          1999
                                    -------------------------------------------------------------------------------
Net asset value,
   beginning of period..... .........     $9.79        $7.62        $7.66       $  7.48       $  6.77        $ 7.78
Income From Investment
   Operations
Net investment income(a)(b) .........       .23          .31          .28           .39           .07           .37
Net realized and unrealized
   gain (loss) on investment
   transactions............ .........       .26         2.28          .10           .21          1.12          (.90)
Net increase (decrease)
   in net asset value
   from operations......... .........       .49         2.59          .38           .60          1.19          (.53)
Less: Dividends and
   Distributions
Dividends from net
   investment income....... .........      (.21)        (.31)        (.28)         (.39)         (.45)         (.37)
Distributions in excess of
   net investment income... .........        -0-          -0-          -0-           -0-         (.03)         (.06)
Tax return of capital... ............        -0-        (.11)        (.14)         (.03)           -0-         (.05)
Total dividends and
   distributions........... .........      (.21)        (.42)        (.42)         (.42)         (.48)         (.48)
Net asset value,
   end of period........... .........    $10.07       $ 9.79      $  7.62       $  7.66       $  7.48        $ 6.77
Total Return
Total investment return based
   on net asset value(c)... .........      4.84%       34.96%        4.58%         8.05%        18.28%        (7.21)%
Ratios/Supplemental Data
Net assets, end of period(d) ........  $439,080     $364,445     $178,818       $48,472        $1,584        $1,147
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements .........       .76%(e)     1.08%        1.19%         1.00%         1.00%         1.00%
  Expenses, before
     waivers/reimbursements .........      1.01%(e)     1.09%        1.29%         3.52%        13.03%         3.54%
  Net investment income(b) ..........      4.19%(e)     3.63%        3.41%         5.32%         1.01%         4.75%
Portfolio turnover rate. ............        12%          15%          24%           19%          211%           32%


See footnote summary on page 54.


--------------------------------------------------------------------------------
52 o AllianceBernstein Institutional Funds

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     Real Estate Investment Institutional Fund
                                    ===============================================================================
                                                                         Class I
                                    ===============================================================================
                                     Six Months
                                          Ended
                                      April 30,                         Year Ended October 31,
                                           2004     ---------------------------------------------------------------
                                    (unaudited)         2003         2002          2001          2000          1999
                                    -------------------------------------------------------------------------------
Net asset value,
   beginning of period..... ........      $9.85        $7.66        $7.71       $  7.52       $  6.79        $ 7.77
Income From Investment
   Operations
Net investment income
   (loss)(a)(b)............ ........        .17          .30          .27           .34          (.07)          .20
Net realized and unrealized
   gain (loss) on investment
   transactions............ ........        .31         2.29          .08           .25          1.24          (.74)
Net increase (decrease)
   in net asset value
   from operations......... ........        .48         2.59          .35           .59          1.17          (.54)
Less: Dividends and
   Distributions
Dividends from net
   investment income....... ........       (.20)        (.30)        (.27)         (.34)         (.40)         (.36)
Distributions in excess of
   net investment income... ........         -0-          -0-          -0-           -0-         (.04)         (.04)
Tax return of capital... ...........         -0-        (.10)        (.13)         (.06)           -0-         (.04)
Total dividends and
   distributions........... ........       (.20)        (.40)        (.40)         (.40)         (.44)         (.44)
Net asset value,
   end of period........... ........     $10.13       $ 9.85      $  7.66       $  7.71       $  7.52        $ 6.79
Total Return
Total investment return based
   on net asset value(c)... ........       4.71%       34.72%        4.17%         7.83%        17.86%         7.32)%
Ratios/Supplemental Data
Net assets, end of period ..........       $197           $1(d)       $19(d)        $62(d)       $440          $380
Ratio to average net assets of:
  Expenses, net of
     waivers/reimbursements ........       1.06%(e)     1.37%        1.49%         1.30%         1.40%         1.40%
  Expenses, before
     waivers/reimbursements ........       1.32%(e)     1.38%        1.71%         7.57%        15.25%         2.93%
  Net investment income(b) .........       3.67%(e)     4.54%        3.33%         4.53%         1.00%         2.32%
Portfolio turnover rate. ...........         12%          15%          24%           19%          211%           32%


See footnote summary on page 54.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 53

(a) Based on average shares outstanding.
(b) Net of expenses waived by the Adviser.
(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales change or contingent deferred sales change is not reflected on the calculation of the total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.
(d) 000's omitted.
(e) Annualized.


--------------------------------------------------------------------------------
54 o AllianceBernstein Institutional Funds

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce K. Aronow(2), Senior Vice President
Daniel G. Pine(2), Senior Vice President
Thomas J. Bardong, Vice President
Thomas Kamp(2), Vice President
David A. Kruth(2), Vice President
Alan E. Levi(2), Vice President
Daniel Nordby, Vice President
Michael J. Reilly, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Principal Underwriter
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Custodian
State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02116

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Transfer Agent
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036




(1) Member of the Audit Committee.
(2) Messrs. Aronow, Pine, Kamp, Kruth and Levi are the persons primarily responsible for the day-to-day management of the Fund's investment portfolios.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 55

ALLIANCEBERNSTEIN FAMILY OF FUNDS







================================================================================
  Wealth Strategies Funds

  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Funds

  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds

  Domestic

  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

  Global & International

  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund
  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds

  Domestic

  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds

  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds

  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds

  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds

  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,# which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                      AllianceBernstein Institutional Funds o 56

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
Investment Research and Management


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

INSTSR0404

ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

    Exhibit No.   DESCRIPTION OF EXHIBIT
    -----------   ----------------------
    11 (b) (1)    Certification of Principal Executive Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

    11 (b) (2)    Certification of Principal Financial Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

    11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004